ACQUISITION OF SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2022
Zhongke Zijing [Member]
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

RMB
Net assets acquired:
Operating permits (Note 9)	203,586
Land use rights, net (Note 10)	36,013
Other non-current assets	7,349
Cash and cash equivalents	3
Other current assets	21,017
Other current liabilities	(65,125)
Deferred tax liabilities	(50,959)
Total consideration in cash	151,884

SH Shuzhong [Member]
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

RMB
Net assets acquired:
Operating permits (Note 9)	27,646
Property and equipment, net	94,148
Operating lease right-of-use assets, net	20,929
Other non-current assets	872
Cash and cash equivalents	423
Other current assets	25,646
Operating lease liabilities	(20,292)
Other current liabilities	(962)
Deferred tax liabilities	(10,853)
Total consideration in cash	137,557

BJ TenxCloud [Member]
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

RMB
Property and equipment, net	470
Operating lease right-of-use assets, net	2,376
Technology platform (Note 9)	27,800
Customer relationship (Note 9)	19,000
Deferred tax assets	11,097
Other current assets	52,328
Total assets acquired	113,071
Other current liabilities	(29,395)
Operating lease liabilities	(2,500)
Deferred tax liabilities	(11,097)
Total liabilities assumed	(42,992)
Net assets acquired	70,079
Purchase consideration	414,743
Goodwill	344,664

Kunshan Kunhui Network Co., Ltd. ("KS Kunhui") [Member]
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

	RMB	US$
Cash and cash equivalents	9,014	1,307
Property and equipment, net	92,157	13,361
Operating lease right-of-use assets, net	199,255	28,889
Operating permits (Note 9)	29,000	4,205
Customer contract (Note 9)	59,500	8,627
Deferred tax assets	13,921	2,020
Other current assets	289,480	41,971
Total assets acquired	692,327	100,380
Other current liabilities	(436,124)	(63,232)
Operating lease liabilities	(208,612)	(30,246)
Deferred tax liabilities	(22,125)	(3,210)
Total liabilities assumed	(666,861)	(96,688)
Net assets acquired	25,466	3,692
Purchase consideration	50,000	7,249
Goodwill	24,534	3,557

BJ JiangHeCloud [Member]
ACQUISITION OF SUBSIDIARIES
Schedule of net identifiable assets of acquiree, business combination

	RMB	US$
Net assets acquired:
Cash and cash equivalents	3,325	482
Other current assets	3,959	574
Property and equipment, net	306,546	44,445
Operating permits (Note 9)	479,989	69,592
Land use rights, net (Note 10)	221,556	32,123
Other current liabilities	(15,448)	(2,240)
Deferred tax liabilities	(209,989)	(30,446)
Total consideration in cash	789,938	114,530